TRANSAMERICA FUNDS

Supplement to the Currently Effective Statement of Additional Information

* * *

Effective immediately, the following information revises the corresponding information appearing in the table contained in the “Investment Manager Compensation” sub-section of the Statement of Additional Information under the heading “Investment Management and Other Services – The Investment Manager”:

Fund Name	Percentage of Average Daily Net Assets
Transamerica Dividend Focused	0.78% of the first $200 million 0.68% over $200 million up to $500 million 0.63% over $500 million up to $1.5 billion 0.59% over $1.5 billion up to $2.5 billion 0.58% in excess of $2.5 billion
Transamerica Intermediate Bond	0.38% of the first $2 billion 0.365% over $2 billion up to $3.5 billion 0.36% over $3.5 billion up to $5 billion 0.355% in excess of $5 billion
Transamerica International Equity	0.77% of the first $500 million 0.75% over $500 million up to $1 billion 0.72% over $1 billion up to $2 billion 0.69% over $2 billion up to $6 billion 0.68% in excess of $6 billion
Transamerica International Small Cap Value	0.955% of the first $300 million 0.93% over $300 million up to $750 million 0.88% over $750 million up to $1 billion 0.84% in excess of $1 billion
Transamerica Large Cap Value	0.68% of the first $750 million 0.65% over $750 million up to $1 billion 0.63% over $1 billion up to $2 billion 0.60% over $2 billion up to $3 billion 0.58% in excess of $3 billion
Transamerica Mid Cap Value	0.88% of the first $100 million 0.83% over $100 million up to $750 million 0.81% over $750 million up to $1.5 billion 0.80% in excess of $1.5 billion

* * *

Investors Should Retain this Supplement for Future Reference

August 1, 2018

TRANSAMERICA FUNDS

Supplement to the Currently Effective Class R, Class R2, Class R4 and Class I3

Statement of Additional Information

* * *

Effective immediately, the following information revises the corresponding information appearing in the table contained in the “Investment Manager Compensation” sub-section of the Statement of Additional Information under the heading “Investment Management and Other Services – The Investment Manager”:

Fund Name	Percentage of Average Daily Net Assets
Transamerica Intermediate Bond	0.38% of the first $2 billion 0.365% over $2 billion up to $3.5 billion 0.36% over $3.5 billion up to $5 billion 0.355% in excess of $5 billion
Transamerica International Equity	0.77% of the first $500 million 0.75% over $500 million up to $1 billion 0.72% over $1 billion up to $2 billion 0.69% over $2 billion up to $6 billion 0.68% in excess of $6 billion

* * *

Investors Should Retain this Supplement for Future Reference

August 1, 2018